Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Interests
Number of major interests | item	2	2
Revenue	$ 844.1	$ 653.2
Major Interest One
Interests
Revenue	$ 103.1	$ 97.5
Percentage of revenue (as a percent)	12.00%	15.00%
Major Interest Two
Interests
Revenue	$ 100.4	$ 70.5
Percentage of revenue (as a percent)	12.00%	11.00%